Other Current Assets and Other Current Financial Assets - Summary of Other Current Financial Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 349	$ 304
Derivative financial instruments	597	263
Total	$ 946	$ 567